Derivative financial instruments and hedge accounting - Underlying asset or liability by type of risk hedged under cash flow hedge (Details) - Cash flow hedge derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	€ (169)	€ 4,044
CFH reserve	50	(483)
Reclassification adjustments on cash flow hedges, before tax	(436)	(4,677)
Commodity price risk
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	(169)	4,059
CFH reserve	56	(499)
Reclassification adjustments on cash flow hedges, before tax	(436)	(4,666)
Commodity price risk | Planned sales
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	(169)	4,059
CFH reserve	56	(499)
Reclassification adjustments on cash flow hedges, before tax	(436)	(4,666)
Interest rate risk
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	(19)	(15)
CFH reserve	(6)	16
Reclassification adjustments on cash flow hedges, before tax		(11)
Interest rate risk | Hedged flows
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	(19)	(15)
CFH reserve	€ (6)	16
Reclassification adjustments on cash flow hedges, before tax		€ (11)